Summary of Restricted Share Units Activity, SCL Equity Plan (Details) - SCL Equity Plan [Member]	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Restricted stock units [Member]
Summary of restricted share units activity [Line Items]
Unvested, beginning balance (in shares) | shares	0	852,000	1,402,000
Granted (in shares) | shares	0	0	0
Modified to cash-settled/from equity-settled (in shares) | shares	0	(852,000)	(284,000)
Forfeited (in shares) | shares	0	0	(266,000)
Unvested, ending balance (in shares) | shares	0	0	852,000
Unvested, weighted average grant date fair value, beginning balance (in usd per share) | $	$ 0.00	$ 7.51	$ 7.29
Granted, weighted average grant date fair value, beginning balance (in usd per share) | $	0.00	0.00	0.00
Modified to cash-settled/from equity-settled, weighted average grant date fair value, beginning balance (in usd per share) | $	0.00	7.51	7.13
Forfeited, weighted average grant date fair value, beginning balance (in usd per share) | $	0.00	0.00	6.76
Unvested, weighted average grant date fair value, ending balance (in usd per share) | $	$ 0.00	$ 0.00	$ 7.51
Cash-settled restricted stock units [Member]
Summary of restricted share units activity [Line Items]
Unvested, beginning balance (in shares) | shares	852,000	236,000	798,000
Modified to cash-settled/from equity-settled (in shares) | shares	0	(852,000)	(284,103)
Vested (in shares) | shares	(852,000)	(236,000)	(846,000)
Unvested, ending balance (in shares) | shares	0	852,000	236,000
Unvested, weighted average grant date fair value, beginning balance (in usd per share) | $	$ 7.51	$ 7.13	$ 5.89
Modified to cash-settled/from equity-settled, weighted average grant date fair value, beginning balance (in usd per share) | $	0.00	7.51	7.13
Vested, weighted average grant date fair value, beginning balance (in usd per share) | $	7.51	7.13	5.96
Unvested, weighted average grant date fair value, ending balance (in usd per share) | $	$ 0.00	$ 7.51	$ 7.13